Summary of Significant Accounting Policies - Schedule of Expected Amortization Expense (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Year ending December 31, 2026	$ 2,210,000	$ 2,210,000
Year ending December 31, 2027	2,210,000	2,210,000
Year ending December 31, 2028	1,210,000	2,210,000
Year ending December 31, 2029	210,000	1,210,000
Year ending December 31, 2030		210,000
Thereafter		735,000
Total	$ 7,680,004	$ 8,785,000	$ 10,995,000